LOANS (Details 5) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 308,492	$ 292,362
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	294,643	274,814
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	7,670	11,989
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,179	5,559
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	180,617	165,662
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	173,236	157,152
Commercial Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,308	4,265
Commercial Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,073	4,245
Commercial Real Estate [Member] | Residential ADC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,463	2,625
Commercial Real Estate [Member] | Residential ADC [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,463	2,625
Commercial Real Estate [Member] | Commercial ADC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	24,583	18,735
Commercial Real Estate [Member] | Commercial ADC [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	21,832	15,868
Commercial Real Estate [Member] | Commercial ADC [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,729	516
Commercial Real Estate [Member] | Commercial ADC [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,022	2,351
Commercial Real Estate [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,826	2,615
Commercial Real Estate [Member] | Farmland [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,783	2,615
Commercial Real Estate [Member] | Farmland [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	43
Commercial Real Estate [Member] | Mulitfamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	11,980	11,475
Commercial Real Estate [Member] | Mulitfamily [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	11,827	11,475
Commercial Real Estate [Member] | Mulitfamily [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	153
Commercial Real Estate [Member] | Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	69,686	71,968
Commercial Real Estate [Member] | Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	66,820	67,727
Commercial Real Estate [Member] | Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,303	2,392
Commercial Real Estate [Member] | Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,563	1,849
Commercial Real Estate [Member] | Non-owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	68,079	58,244
Commercial Real Estate [Member] | Non-owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	66,511	56,842
Commercial Real Estate [Member] | Non-owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,276	1,357
Commercial Real Estate [Member] | Non-owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	292	45
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	43,780	43,207
Commercial [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	41,935	43,072
Commercial [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	209	83
Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,636	52
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	41,763	40,578
Commercial [Member] | Pass [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	39,918	40,443
Commercial [Member] | Pass [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	209	83
Commercial [Member] | Pass [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,636	52
Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	442	2,146
Commercial [Member] | Special Mention [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	442	2,146
Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,575	483
Commercial [Member] | Substandard [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,575	483
Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	44,698	47,388
Residential Mortgage [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	42,259	43,285
Residential Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,174	3,589
Residential Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,265	514
Residential Mortgage [Member] | First Lien Closed-End [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	43,811	46,148
Residential Mortgage [Member] | First Lien Closed-End [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	41,822	42,560
Residential Mortgage [Member] | First Lien Closed-End [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,174	3,113
Residential Mortgage [Member] | First Lien Closed-End [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	815	475
Residential Mortgage [Member] | Junior Lien Closed-End [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	887	1,240
Residential Mortgage [Member] | Junior Lien Closed-End [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	437	725
Residential Mortgage [Member] | Junior Lien Closed-End [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		476
Residential Mortgage [Member] | Junior Lien Closed-End [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	450	39
Home Equity Lines [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	35,119	32,083
Home Equity Lines [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	33,274	30,086
Home Equity Lines [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,579	1,680
Home Equity Lines [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	266	317
Consumer - Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,278	4,022
Consumer - Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,111	3,713
Consumer - Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 167	$ 309